Income Tax - Year of Expiration and Amount of Available Unused Net Operating Losses (Detail) - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Disclosure of temporary difference, unused tax losses and unused tax credits [Line Items]
Unused net operating losses	$ 17,298	$ 20,580
2020 [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [Line Items]
Unused net operating losses		3,067
2021 [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [Line Items]
Unused net operating losses	3,905	5,246
2022 [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [Line Items]
Unused net operating losses	2,437	2,216
2023 [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [Line Items]
Unused net operating losses	4,299	4,855
2024 [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [Line Items]
Unused net operating losses	3,226	3,605
2025 [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [Line Items]
Unused net operating losses	1,811
No expiration [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [Line Items]
Unused net operating losses	$ 1,620	$ 1,591